Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF

January 31, 2022 (unaudited)

	Principal Amount	Value
Long - Term Bonds 96.3%

Collateralized Mortgage Obligations — 7.2%

Mortgage Securities — 7.2%
CHL Mortgage Pass-Through Trust 2005-9
Series 2005-9 1A1, 0.708%, (1-Month LIBOR + 0.60%) due 5/25/35(a)	$55,978	$46,778
Connecticut Avenue Securities Trust 2021-R01
Series 2021-R01 1M2, 1.600%, (SOFR30A + 1.55%) due 10/25/41(a)	75,000	75,141
Fannie Mae Connecticut Avenue Securities
Series 2015-C04 2M2, 5.658%, (1-Month LIBOR + 5.55%) due 4/25/28(a)	31,162	32,483
Series 2016-C01 1M2, 6.858%, (1-Month LIBOR + 6.75%) due 8/25/28(a)	82,851	86,784
Series 2016-C07 2M2, 4.458%, (1-Month LIBOR + 4.35%) due 5/25/29(a)	71,965	74,578
Series 2017-C01 1M2, 3.658%, (1-Month LIBOR + 3.55%) due 7/25/29(a)	100,140	102,664
Series 2017-C05 1M2, 2.308%, (1-Month LIBOR + 2.20%) due 1/25/30(a)	66,380	67,253
Federal Home Loan Mortgage Corporation
Series 2022-DNA1 M1B, 1.900%, (SOFR30A + 1.85%) due 1/25/42(a)	55,000	55,024
Freddie Mac STACR Remic Trust 2020-DNA2
Series 2020-DNA2 M2, 1.958%, (1-Month LIBOR + 1.85%) due 2/25/50(a)	65,211	65,579
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5 B1, 3.100%, (SOFR30A + 3.05%) due 1/25/34(a)	90,000	90,442
Freddie Mac STACR REMIC Trust 2021-HQA2
Series 2021-HQA2 B1, 3.200%, (SOFR30A + 3.15%) due 12/25/33(a)	50,000	50,160
Freddie Mac STACR Trust 2018-DNA2
Series 2018-DNA2 M2, 2.258%, (1-Month LIBOR + 2.15%) due 12/25/30(a)	90,000	91,309
Series 2018-DNA2 B1, 3.808%, (1-Month LIBOR + 3.70%) due 12/25/30(a)	115,000	119,306
Freddie Mac Stacr Trust 2018-HQA2
Series 2018-HQA2 M2, 2.408%, (1-Month LIBOR + 2.30%) due 10/25/48(a)	65,000	65,926
Freddie Mac STACR Trust 2019-DNA2
Series 2019-DNA2 B1, 4.458%, (1-Month LIBOR + 4.35%) due 3/25/49(a)	75,000	77,162
GS Mortgage-Backed Securities Trust 2021-PJ7
Series 2021-PJ7 A2, 2.500%, due 1/25/52(a),(b)	94,529	92,205
HarborView Mortgage Loan Trust 2005-2
Series 2005-2 2A1A, 0.543%, (1-Month LIBOR + 0.44%) due 5/19/35(a)	80,819	77,902
Mello Mortgage Capital Acceptance
Series 2021-MTG2 A1, 2.500%, due 6/25/51(a),(b)	88,703	86,416
Mello Warehouse Securitization Trust 2021-1
Series 2021-1 A, 0.808%, (1-Month LIBOR + 0.70%) due 2/25/55(a)	100,000	99,424
STACR Trust 2018-DNA3
Series 2018-DNA3 M2, 2.208%, (1-Month LIBOR + 2.10%) due 9/25/48(a)	125,000	126,489
STACR Trust 2018-HRP2
Series 2018-HRP2 M3, 2.508%, (1-Month LIBOR + 2.40%) due 2/25/47(a)	108,000	109,892
WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust
Series 2004-AR13 A2B, 0.988%, (1-Month LIBOR + 0.88%) due 11/25/34(a)	67,551	64,649
WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust
Series 2006-AR9 2A, 1.718%, (COF 11 + 1.50%) due 8/25/46(a)	70,699	69,293
		1,826,859
Total Collateralized Mortgage Obligations
(Cost $1,839,297)		1,826,859

Commercial Asset-Backed Securities — 9.1%

Asset Backed Securities — 9.1%
American Credit Acceptance Receivables Trust 2021-3
Series 2021-3 D, 1.340%, due 11/15/27	75,000	73,296
American Credit Acceptance Receivables Trust 2022-1
Series 2022-1 D, 2.460%, due 3/13/28	75,000	75,117
AMSR 2020-SFR4 Trust
Series 2020-SFR4 A, 1.355%, due 11/17/37	100,000	96,877
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A A, 1.380%, due 8/20/27	100,000	96,903
CF Hippolyta LLC
Series 2020-1 A2, 1.990%, due 7/15/60	90,673	87,685
Series 2021-1A A1, 1.530%, due 3/15/61	96,451	93,521
Series 2021-1A B1, 1.980%, due 3/15/61	96,451	93,126
Drive Auto Receivables Trust 2021-1
Series 2021-1 D, 1.450%, due 1/16/29	75,000	74,325
Drive Auto Receivables Trust 2021-2
Series 2021-2 D, 1.390%, due 3/15/29	85,000	82,594
FirstKey Homes 2020-SFR1 Trust
Series 2020-SFR1 A, 1.339%, due 8/17/37	99,833	96,842
FirstKey Homes 2021-SFR1 Trust
Series 2021-SFR1 B, 1.788%, due 8/17/38	100,000	96,969
FirstKey Homes 2021-SFR2 Trust
Series 2021-SFR2 B, 1.607%, due 9/17/38	100,000	95,145
Flagship Credit Auto Trust 2020-4
Series 2020-4 C, 1.280%, due 2/16/27	100,000	99,382
Flagship Credit Auto Trust 2021-2
Series 2021-2 C, 1.270%, due 6/15/27	95,000	93,209
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-2 A, 1.060%, due 4/15/33	100,000	96,993
Ford Credit Floorplan Master Owner Trust A
Series 2018-4 A, 4.060%, due 11/15/30	80,000	88,489
GLS Auto Receivables Issuer Trust 2021-4
Series 2021-4A C, 1.940%, due 10/15/27	100,000	99,064
Hertz Vehicle Financing III LP
Series 2021-2A B, 2.120%, due 12/27/27	100,000	97,827
Home Partners of America 2021-2 Trust
Series 2021-2 B, 2.302%, due 12/17/26	99,771	97,644

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A B, 2.240%, due 5/15/69	$100,000	$97,571
Navient Private Education Refi Loan Trust 2021-E
Series 2021-EA B, 2.030%, due 12/16/69	100,000	94,698
PFS Financing Corp.
Series 2020-E A, 1.000%, due 10/15/25	100,000	99,171
Progress Residential 2021-SFR2 Trust
Series 2021-SFR2 B, 1.796%, due 4/19/38	125,000	120,485
Santander Drive Auto Receivables Trust 2020-4
Series 2020-4 D, 1.480%, due 1/15/27	85,000	84,913
Taco Bell Funding LLC
Series 2021-1A A23, 2.542%, due 8/25/51	100,000	96,129
		2,327,975
Total Commercial Asset-Backed Securities
(Cost $2,391,571)		2,327,975

Commercial Mortgage-Backed Securities — 7.3%

Mortgage Securities — 7.3%
Arbor Multifamily Mortgage Securities Trust 2021-MF2
Series 2021-MF2 A5, 2.513%, due 6/15/54	100,000	99,477
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-MF3 A5, 2.575%, due 10/15/54	100,000	99,859
BAMLL Commercial Mortgage Securities Trust 2022-DKLX
Series 2022-DKLX D, 3.059%, (SOFR30A + 3.00%) due 1/15/39(a)	100,000	98,500
BANK 2021-BNK35
Series 2021-BN35 A5, 2.285%, due 6/15/64	65,000	63,447
Bayview Commercial Asset Trust 2006-4
Series 2006-4A A1, 0.453%, (1-Month LIBOR + 0.35%) due 12/25/36(a)	73,940	71,771
BX 2021-MFM1
Series 2021-MFM1 A, 0.806%, (1-Month LIBOR + 0.70%) due 1/15/34(a)	100,000	99,278
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT C, 1.206%, (1-Month LIBOR + 1.10%) due 9/15/36(a)	100,000	98,998
BXHPP Trust 2021-FILM
Series 2021-FILM C, 1.206%, (1-Month LIBOR + 1.10%) due 8/15/36(a)	100,000	99,002
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-GC46 A5, 2.717%, due 2/15/53	75,000	75,907
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	100,000	104,747
CSMC 2020-WEST Trust
Series 2020-WEST A, 3.040%, due 2/15/35	100,000	100,937
DROP Mortgage Trust 2021-FILE
Series 2021-FILE A, 1.260%, (1-Month LIBOR + 1.15%) due 4/15/26(a)	100,000	99,940
Hudson Yards Mortgage Trust
Series 2019-30HY A, 3.228%, due 7/10/39	100,000	104,177
One Bryant Park Trust 2019-OBP
Series 2019-OBP A, 2.516%, due 9/15/54	100,000	99,096
SLG Office Trust 2021-OVA
Series 2021-OVA A, 2.585%, due 7/15/41	100,000	99,540
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-C6 B, 3.875%, due 4/10/46(a),(b)	50,000	50,078
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4 A4, 3.718%, due 12/15/48	100,000	105,397
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-1745 A, 3.749%, due 6/15/36(a),(b)	100,000	105,908
Wells Fargo Commercial Mortgage Trust 2018-AUS
Series 2018-AUS A, 4.058%, due 8/17/36(a),(b)	100,000	108,151
WFRBS Commercial Mortgage Trust 2012-C7
Series 2012-C7 AS, 4.090%, due 6/15/45(a),(b)	65,000	64,986
		1,849,196
Total Commercial Mortgage-Backed Securities
(Cost $1,907,077)		1,849,196

Corporate Bonds — 37.3%

Airlines — 1.5%
American Airlines 2013-2 Class A Pass Through Trust
Series 2013-2, 4.950%, due 7/15/24	67,875	68,201
Delta Air Lines Inc / SkyMiles IP Ltd.
4.500%, due 10/20/25	100,000	103,748
4.750%, due 10/20/28	65,000	69,383
JetBlue 2019-1 Class AA Pass Through Trust
Series 2019, 2.750%, due 5/15/32	118,905	116,856
		358,188
Apparel — 0.2%
William Carter Co. (The)
5.500%, due 5/15/25	50,000	51,625

Auto Manufacturers — 1.6%
Ford Motor Co.
4.750%, due 1/15/43	45,000	45,992
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	62,000	63,472
General Motors Co.
5.200%, due 4/1/45	90,000	103,488
General Motors Financial Co., Inc.
2.350%, due 1/8/31	80,000	74,825
Nissan Motor Acceptance Co. LLC
1.125%, due 9/16/24	55,000	53,342
1.850%, due 9/16/26	90,000	85,943
		427,062

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Banks — 4.9%
Bank of America Corp.
2.496%, (3-Month LIBOR + 0.99%) due 2/13/31(a)	$80,000	$77,735
2.572%, (SOFR + 1.21%) due 10/20/32(a)	35,000	33,917
4.250%, due 10/22/26	130,000	140,525
Bank of New York Mellon Corp. (The)
Series G, 4.700%, (US 5 Year CMT T-Note + 4.36%) due 9/20/70(a)	50,000	52,687
Citigroup, Inc.
3.700%, due 1/12/26	110,000	116,533
5.300%, due 5/6/44	60,000	73,732
Series W, 4.000%, (US 5 Year CMT T-Note + 3.60%) due 3/10/70(a)	70,000	69,125
Series Y, 4.150%, (US 5 Year CMT T-Note + 3.00%) due 2/15/70(a)	60,000	58,543
First Horizon Bank
5.750%, due 5/1/30	90,000	105,487
Freedom Mortgage Corp.
7.625%, due 5/1/26	40,000	38,200
JPMorgan Chase & Co.
2.182%, (SOFR + 1.89%) due 6/1/28(a)	115,000	112,952
Morgan Stanley
2.484%, (SOFR + 1.36%) due 9/16/36(a)	50,000	46,451
2.511%, (SOFR + 1.20%) due 10/20/32(a)	25,000	24,131
Series I, 0.864%, (SOFR + 0.75%) due 10/21/25(a)	195,000	188,992
PNC Financial Services Group, Inc. (The)
2.550%, due 1/22/30	80,000	79,848
SVB Financial Group
Series C, 4.000%, (US 5 Year CMT T-Note + 3.20%) due 8/15/70(a)	50,000	48,599
		1,267,457
Beverages — 0.8%
PepsiCo, Inc.
0.400%, due 10/7/23	200,000	197,133

Biotechnology — 0.3%
Gilead Sciences, Inc.
3.700%, due 4/1/24	70,000	72,768

Building Materials — 0.7%
Builders FirstSource, Inc.
5.000%, due 3/1/30	5,000	5,133
Carrier Global Corp.
2.242%, due 2/15/25	85,000	85,726
Owens Corning
4.400%, due 1/30/48	85,000	94,219
		185,078
Chemicals — 0.2%
LYB International Finance III LLC
3.800%, due 10/1/60	50,000	48,271

Commercial Services — 1.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, due 7/15/26	45,000	46,209
IHS Markit Ltd.
4.125%, due 8/1/23	85,000	85,398
4.250%, due 5/1/29	75,000	83,344
Service Corp. International
3.375%, due 8/15/30	50,000	46,678
United Rentals North America, Inc.
3.875%, due 2/15/31	50,000	48,688
		310,317
Computers — 1.3%
Apple, Inc.
2.700%, due 8/5/51	80,000	73,276
Dell International LLC / EMC Corp.
4.900%, due 10/1/26	130,000	142,676
5.450%, due 6/15/23	28,000	29,270
NCR Corp.
6.125%, due 9/1/29	65,000	68,318
		313,540
Cosmetics/Personal Care — 1.1%
Edgewell Personal Care Co.
5.500%, due 6/1/28	80,000	83,000
Procter & Gamble Co. (The)
2.150%, due 8/11/22	190,000	191,373
		274,373
Diversified Financial Services — 1.9%
Aircastle Ltd.
5.250%, (US 5 Year CMT T-Note + 4.41%) due 9/15/70(a)	70,000	69,650
Ally Financial, Inc.
8.000%, due 11/1/31	35,000	47,432
American Express Co.
3.000%, due 10/30/24	75,000	77,366
Aviation Capital Group LLC
1.950%, due 1/30/26	150,000	144,158
OneMain Finance Corp.
3.500%, due 1/15/27	85,000	80,731
4.000%, due 9/15/30	50,000	46,539
		465,876
Electric — 0.6%
Connecticut Light and Power Co. (The)
4.000%, due 4/1/48	50,000	56,988
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, due 8/15/28	50,000	50,153
PPL Electric Utilities Corp.
3.950%, due 6/1/47	55,000	60,756
		167,897
Engineering & Construction — 0.2%
TopBuild Corp.
3.625%, due 3/15/29	50,000	48,405

Environmental Control — 0.2%
Clean Harbors, Inc.
4.875%, due 7/15/27	50,000	51,250

Food — 0.8%
Kraft Heinz Foods Co.
3.875%, due 5/15/27	30,000	31,135
5.000%, due 7/15/35	19,000	21,673
Smithfield Foods, Inc.
4.250%, due 2/1/27	50,000	52,811
Sysco Corp.
3.300%, due 2/15/50	105,000	99,181
		204,800

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Healthcare-Products — 0.8%
Abbott Laboratories
4.750%, due 11/30/36	$70,000	$85,267
Hologic, Inc.
3.250%, due 2/15/29	90,000	85,275
Teleflex, Inc.
4.625%, due 11/15/27	50,000	51,000
		221,542
Healthcare-Services — 0.2%
Health Care Service Corp A Mutual Legal Reserve Co.
3.200%, due 6/1/50	25,000	23,571
NYU Langone Hospitals
Series 2020, 3.380%, due 7/1/55	30,000	29,418
		52,989
Home Builders — 0.3%
Lennar Corp.
4.750%, due 11/29/27	80,000	88,231

Housewares — 0.3%
Newell Brands, Inc.
4.875%, due 6/1/25	75,000	78,740

Insurance — 2.0%
American International Group, Inc.
4.200%, due 4/1/28	75,000	82,082
Equitable Holdings, Inc.
4.350%, due 4/20/28	120,000	130,511
Hartford Financial Services Group, Inc. (The)
Series ICON, 2.281%, (3-Month LIBOR + 2.13%) due 2/12/47(a)	50,000	48,012
Lincoln National Corp.
2.515%, (3-Month LIBOR + 2.36%) due 5/17/66(a)	50,000	43,500
Protective Life Corp.
8.450%, due 10/15/39	28,000	43,154
Reliance Standard Life Global Funding II
2.500%, due 10/30/24	70,000	70,830
Willis North America, Inc.
2.950%, due 9/15/29	80,000	79,447
		497,536
Internet — 0.2%
VeriSign, Inc.
4.750%, due 7/15/27	50,000	51,677

Lodging — 0.4%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	95,000	98,046

Media — 1.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.700%, due 4/1/51	50,000	44,231
Comcast Corp.
3.750%, due 4/1/40	110,000	116,507
DISH DBS Corp.
5.750%, due 12/1/28	65,000	62,200
Fox Corp.
5.576%, due 1/25/49	50,000	63,034
Sirius XM Radio, Inc.
4.125%, due 7/1/30	65,000	61,927
Time Warner Cable LLC
6.750%, due 6/15/39	85,000	108,477
		456,376
Mining — 0.2%
Freeport-McMoRan, Inc.
5.450%, due 3/15/43	50,000	58,813

Office/Business Equipment — 0.2%
CDW LLC / CDW Finance Corp.
3.250%, due 2/15/29	50,000	47,426

Packaging & Containers — 0.6%
Berry Global, Inc.
4.875%, due 7/15/26	90,000	92,137
Sealed Air Corp.
5.125%, due 12/1/24(c)	50,000	52,750
		144,887
Pharmaceuticals — 1.4%
AbbVie, Inc.
4.050%, due 11/21/39	85,000	91,572
Becton Dickinson and Co.
4.669%, due 6/6/47	75,000	87,648
CVS Health Corp.
4.780%, due 3/25/38	65,000	74,970
Viatris, Inc.
3.850%, due 6/22/40	50,000	49,907
4.000%, due 6/22/50	50,000	49,400
		353,497
Real Estate — 0.2%
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.250%, due 4/15/30	48,000	45,960

REITS — 1.9%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	45,000	47,134
American Assets Trust LP
3.375%, due 2/1/31	50,000	49,655
Digital Realty Trust LP
3.600%, due 7/1/29	135,000	141,430
Iron Mountain, Inc.
4.875%, due 9/15/29	75,000	74,036
Office Properties Income Trust
2.400%, due 2/1/27	55,000	51,975
4.500%, due 2/1/25	50,000	52,121
Starwood Property Trust, Inc.
3.750%, due 12/31/24	50,000	49,938
		466,289
Retail — 2.5%
AutoNation, Inc.
4.750%, due 6/1/30	110,000	121,488
Bath & Body Works, Inc.
9.375%, due 7/1/25	26,000	31,097
Group 1 Automotive, Inc.
4.000%, due 8/15/28	50,000	47,854
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27	75,000	76,484

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Retail (continued)
Lowe's Cos., Inc.
1.700%, due 9/15/28	$65,000	$61,853
Nordstrom, Inc.
4.250%, due 8/1/31(c)	75,000	69,351
QVC, Inc.
4.375%, due 9/1/28	75,000	69,094
Target Corp.
3.500%, due 7/1/24	70,000	73,265
Victoria's Secret & Co.
4.625%, due 7/15/29	80,000	77,090
		627,576
Semiconductors — 1.4%
Broadcom, Inc.
3.500%, due 2/15/41	70,000	66,466
5.000%, due 4/15/30	85,000	95,057
NVIDIA Corp.
2.850%, due 4/1/30	95,000	97,560
Texas Instruments, Inc.
1.375%, due 3/12/25	75,000	74,224
		333,307
Software — 1.6%
Adobe, Inc.
1.900%, due 2/1/25	75,000	75,625
Fair Isaac Corp.
4.000%, due 6/15/28	50,000	49,500
Microsoft Corp.
3.625%, due 12/15/23	180,000	187,276
MSCI, Inc.
3.250%, due 8/15/33	115,000	107,850
		420,251
Telecommunications — 3.7%
AT&T, Inc.
2.550%, due 12/1/33	100,000	93,994
3.500%, due 9/15/53	95,000	90,271
Cisco Systems, Inc.
3.625%, due 3/4/24	70,000	73,085
Crown Castle Towers LLC
3.720%, due 7/15/23	70,000	70,779
Level 3 Financing, Inc.
3.400%, due 3/1/27	80,000	80,000
3.750%, due 7/15/29(c)	50,000	45,625
Lumen Technologies, Inc.
4.000%, due 2/15/27	50,000	47,969
Sprint Spectrum Co., LLC / Sprint Spectrum Co., II LLC / Sprint Spectrum Co., III LLC
4.738%, due 3/20/25	170,625	178,098
T-Mobile USA, Inc.
2.625%, due 2/15/29	95,000	89,107
Verizon Communications, Inc.
4.000%, due 3/22/50	55,000	59,049
4.016%, due 12/3/29	105,000	114,022
		941,999
Transportation — 0.2%
FedEx Corp.
5.250%, due 5/15/50(c)	50,000	62,140

Total Corporate Bonds
(Cost $9,900,348)		9,491,322

Foreign Bonds — 7.6%

Banks — 4.4%
Barclays PLC, (United Kingdom)
5.200%, due 5/12/26	45,000	49,211
BNP Paribas SA, (France)
4.625%, (US 5 Year CMT T-Note + 3.34%) due 8/25/70(a)	70,000	67,199
BPCE SA, (France)
2.045%, (SOFR + 1.09%) due 10/19/27(a)	55,000	53,342
Credit Suisse Group AG, (Switzerland)
3.091%, (SOFR + 1.73%) due 5/14/32(a)	75,000	72,840
Deutsche Bank AG, (Germany)
3.729%, (SOFR + 2.76%) due 1/14/32(a)	80,000	77,752
Kreditanstalt fuer Wiederaufbau, (Germany)
2.500%, due 11/20/24(c)	190,000	195,761
Lloyds Banking Group PLC, (United Kingdom)
4.450%, due 5/8/25	95,000	101,515
Macquarie Group Ltd., (Australia)
2.871%, (SOFR + 1.53%) due 1/14/33(a)	55,000	52,985
NatWest Group PLC, (United Kingdom)
5.125%, due 5/28/24	150,000	159,626
Royal Bank of Canada, (Canada)
Series G, 0.760%, (SOFR + 0.71%) due 1/21/27(a)	95,000	95,094
Societe Generale SA, (France)
5.375%, (US 5 Year CMT T-Note + 4.51%) due 5/18/70(a)	65,000	65,422
Standard Chartered PLC, (United Kingdom)
4.750%, (US 5 Year CMT T-Note + 3.81%) due 7/14/70(a)	70,000	67,463
UBS Group AG, (Switzerland)
4.375%, (US 5 Year CMT T-Note + 3.31%) due 8/10/70(a)(c)	70,000	65,884
		1,124,094
Building Materials — 0.2%
Cemex SAB de CV, (Mexico)
7.375%, due 6/5/27	60,000	65,379

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.300%, due 1/23/23	85,000	86,551

Media — 0.2%
Grupo Televisa S.A.B.,, (Mexico)
5.250%, due 5/24/49	40,000	47,795

Multi-National — 1.6%
Inter-American Development Bank, (Supranational)
0.875%, due 4/3/25	200,000	196,254
International Bank for Reconstruction & Development, (Supranational)
0.625%, due 4/22/25	200,000	194,526
		390,780
Pharmaceuticals — 0.8%
AstraZeneca PLC, (United Kingdom)
0.700%, due 4/8/26	80,000	76,030

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	$130,000	$119,322
		195,352
Semiconductors — 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc., (China)
3.400%, due 5/1/30	35,000	35,933

Total Foreign Bonds
(Cost $2,013,331)		1,945,884

Foreign Government Obligations — 0.5%
Chile Government International Bond, (Chile)
2.550%,due 7/27/33	80,000	75,095
Mexico Government International Bond, (Mexico)
2.659%,due 5/24/31	60,000	56,407

Total Foreign Government Obligations
(Cost $136,279)		131,502

U.S. Treasury Bonds — 8.5%
U.S. Treasury Bond, 1.875%, due 11/15/51	1,255,000	1,189,897
U.S. Treasury Bond, 2.000%, due 11/15/41	960,000	933,150
U.S. Treasury Bond, 2.000%, due 8/15/51	20,000	19,509
U.S. Treasury Bond, 4.500%, due 5/15/38	20,000	27,049
		2,169,605
Total U.S. Treasury Bonds
(Cost $2,252,703)		2,169,605

U.S. Treasury Inflation Indexed Note — 0.5%
U.S. Treasury Inflation Indexed Bonds, 0.125%, due 7/15/30
(Cost $130,223)	110,000	129,531

U.S. Treasury Notes — 10.9%
U.S. Treasury Note, 0.125%, due 1/31/23	320,000	317,800
U.S. Treasury Note, 0.875%, due 1/31/24	1,535,000	1,525,706
U.S. Treasury Note, 1.500%, due 1/31/27	800,000	795,813
U.S. Treasury Note, 1.750%, due 1/31/29	135,000	135,063
		2,774,382
Total U.S. Treasury Notes
(Cost $2,774,430)		2,774,382

United States Government Agency Mortgage-Backed Securities — 7.4%

Mortgage Securities — 7.4%
Fannie Mae Pool
2.000%, due 7/1/36	356,394	358,421
2.000%, due 7/1/51	96,563	94,269
2.500%, due 8/1/51	78,483	78,607
3.000%, due 6/1/51	129,079	132,426
Federal National Mortgage Association
2.000%, due 7/1/51	158,517	154,777
Freddie Mac Pool
2.500%, due 5/1/51	362,363	362,256
2.500%, due 10/1/51	38,644	38,642
3.000%, due 12/1/49	269,449	276,081
FREMF 2018-K86 Mortgage Trust
Series 2018-K86, 4.294%, due 11/25/51(a),(b)	75,000	80,042
FREMF 2019-K102 Mortgage Trust
Series 2019-K102, 3.530%, due 12/25/51(a),(b)	85,000	84,830
FREMF 2019-K87 Mortgage Trust
Series 2019-K87, 4.322%, due 1/25/51(a),(b)	35,000	37,390
FREMF 2019-K95 Mortgage Trust
Series 2019-K95, 3.919%, due 8/25/52(a),(b)	50,000	52,261
FREMF 2019-K98 Mortgage Trust
Series 2019-K98, 3.737%, due 10/25/52(a),(b)	85,000	87,544
FREMF 2020-K104 Mortgage Trust
Series 2020-K104, 3.539%, due 2/25/52(a),(b)	50,000	49,742
		1,887,288
Total United States Government Agency Mortgage-Backed Securities
(Cost $1,952,754)		1,887,288

	Shares	Value
Short-Term Investment — 5.5%

Money Market Funds — 5.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(d)	328,650	328,650
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(d)	1,071,767	1,071,767
Total Short-Term Investments (Cost $1,400,417)		1,400,417
Total Investments — 101.8%
(Cost $26,698,429)		25,933,961
Other Assets and Liabilities, Net — (1.8)%		(461,393)
Net Assets — 100.0%		$25,472,568

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2022.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $607,530; total market value of collateral held by the Fund was $626,685. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $298,035.
(d)	Reflects the 7-day yield at January 31, 2022.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
FREMF	- Freddie MAC Multifamily Securities
LIBOR	- London InterBank Offered Rate
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2022 (unaudited)

Open futures contracts outstanding at January 31, 2022:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at January 31, 2022	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	March 2022	7	$894,172	$895,781	$1,609
U.S. 2 Year Note (CBT)	Citigroup Global Markets Inc.	March 2022	3	655,134	649,969	(5,165)
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	March 2022	9	1,083,817	1,072,828	(10,989)
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	March 2022	3	477,757	466,875	(10,882)
						$(25,427)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $ 30,825 at January 31, 2022.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Collateralized Mortgage Obligations	$–	$1,826,859	$–	$1,826,859
Commercial Asset-Backed Securities	–	2,327,975	–	2,327,975
Commercial Mortgage-Backed Securities	–	1,849,196	–	1,849,196
Corporate Bonds	–	9,491,322	–	9,491,322
Foreign Bonds	–	1,945,884	–	1,945,884
Foreign Government Obligations	–	131,502	–	131,502
U.S. Treasury Bonds	–	2,169,605	–	2,169,605
U.S. Treasury Inflation Indexed Note	–	129,531	–	129,531
U.S. Treasury Notes	–	2,774,382	–	2,774,382
United States Government Agency Mortgage-Backed Securities	–	1,887,288	–	1,887,288
Short-Term Investment:
Money Market Funds	1,400,417	–	–	1,400,417
Total Investments in Securities	1,400,417	24,533,544	–	25,933,961
Other Financial Instruments:(f)
Futures Contracts	1,609	–	–	1,609
Total Investments in Securities and Other Financial Instruments	$1,402,026	$24,533,544	$–	$25,935,570
Liability Valuation Inputs
Other Financial Instruments:(f)
Futures Contracts	$(27,036)	$–	$–	$(27,036)

(e)	For a complete listing of investments and their states, see the Schedule of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.